WARRANTS (Details 2) - Warrants [member]	12 Months Ended
Oct. 31, 2023 $ / shares
IfrsStatementLineItems [Line Items]
Expected (strike) price	$ 0.328
Risk-free interest rate	4.18%
Expected life	4 years 11 months 8 days
Expected volatility	99.00%